21. Financial Risk Management - Narrative (Details) € / shares in Units, € in Thousands, $ in Millions		3 Months Ended	12 Months Ended
	Feb. 15, 2018 EUR (€) shares	Mar. 31, 2018 EUR (€) shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents			€ 94,829	€ 39,837		€ 35,407	€ 76,740
Trade and other receivables			1,429	1,102
Number of shares issued | shares						3,341
Proceeds from issuance of shares			25,113	23,123		€ 6
Maximum foreign currency exposure			47,524	18,768
Public offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares	13,225,000
Proceeds from issuance of shares	€ 19,700
At-the-market sales agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares		2,373,716
Proceeds from issuance of shares		€ 3,800
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total carrying amount of shares			3,800
Convertible note and warrants of Amphivena				300
Certificates of deposit			14,000
Maximum credit exposure			114,100	€ 41,200
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount			7,500
Borrowings			€ 4,800
Percentage of deemed EURIBOR rate			0.00%
Floor rate			0.00%
Interest income			€ 264
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum credit exposure			€ 3,800
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of deviation between currency exchange rate			10.00%	10.00%	10.00%
Net loss in currency exchange deviation			€ 4,787	€ 1,887
Percentage of shift in exchange rate			10.00%
Liquidity risk | Public offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares			13,225,000	10,646,762
Share price | € / shares			€ 2.00	€ 1.80
Proceeds from issuance of shares			€ 19,700	€ 16,400
Liquidity risk | At-the-market sales agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from at the market sales agreement | $					$ 5.1
Number of shares issued | shares			2,373,716
Proceeds from issuance of shares			€ 3,800
One Month Euribor | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate			5.50%